Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Plans [Abstract]
Schedule of Share-Based Compensation Expense Included in the Consolidated Statements of Income (Loss)	The share-based compensation expense included in the consolidated statements of income (loss) was as follows:
For the years ended December 31,	2023	2022	2021
Operating expenses	$33,015	$67,428	$73,723

Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price	The change in number of stock options outstanding and their weighted average exercise price for the Historic Plan were summarized below:
	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2021 and January 1, 2022	900,789	$48.77
Forfeited	(107,122)
Outstanding at December 31, 2022	793,667	$50.30
Exercised	(1,000)
Expired	(579,459)
Forfeited	(13,574)
Outstanding at December 31, 2023	199,634	$38.76
	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2021 and January 1, 2022	—
Granted	285,149
Outstanding at December 31, 2022 and January 1, 2023	285,149	$16.64
Forfeited	(32,403)
Granted	550,519
Outstanding at December 31, 2023	803,265	$13.38

Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life	The quantity of stock options that are exercisable and the weighted average remaining life were as follows:
As at December 31,	2023	2022
Telesat Corporation time vesting options	195,295	782,229
Weighted average remaining life	1 year	1 year

Schedule of Share-Based Compensation Expense for Stock Options Using the Black-Scholes Option Pricing Model	The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:
As at December 31,	2021
Dividend yield	—%
Expected volatility	35.0%
Risk-free interest rate	1.85%
Expected life (years)	10
	2023	2022
Dividend yield	—%	—%
Expected volatility	50.0%	50.0%
Risk-free interest rate	3.75%	2.85%
Expected life (years)	10	10

Schedule of Number of Restricted Share Units Outstanding	The movement in the number of RSUs under the Historic Plan were as follows:
	RSUs with time criteria	RSUs with time and performance criteria
Outstanding, December 31, 2021 and January 1, 2022	1,363,501	124,080
Settled	(390,163)	—
Outstanding, December 31, 2022 and January 1, 2023	973,338	124,080
Forfeited	(47,564)	—
Settled	(408,086)	—
Outstanding, December 31, 2023	517,688	124,080
	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, December 31, 2021 and January 1, 2022	—	—	—
Granted	382,364	140,583	46,576
Settled	(20,983)	—	—
Forfeited	(10,310)	—	—
Outstanding, December 31, 2022 and January 1, 2023	351,071	140,583	46,576
Granted	577,536	281,683	78,040
Settled	(124,036)	—	—
Forfeited	(19,846)	(47,129)	—
Outstanding, December 31, 2023	784,725	375,137	124,616